Summary of significant accounting policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Accounting Policies [Line Items]
Period end RMB: US$ exchange rate	6.6166	6.7744	6.5342
Period average RMB: US$ exchange rate	6.3673	6.8709	6.7547